Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits.
Schedule of deposits and related interest expense

	2014	2013
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$2,382,935	$2,175,694
Foreign	547,318	490,816

Total demand non-interest bearing	2,930,253	2,666,510

Savings and interest bearing demand
Domestic	2,488,458	2,364,905
Foreign	537,222	560,707

Total savings and interest bearing demand	3,025,680	2,925,612

Time, certificates of deposit $100,000 or more
Domestic	835,792	856,700
Foreign	864,346	938,940
Less than $100,000
Domestic	482,089	531,503
Foreign	300,465	324,160

Total time, certificates of deposit	2,482,692	2,651,303

Total deposits	$8,438,625	$8,243,425

	2014	2013	2012
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$2,998	$3,182	$4,487
Foreign	599	580	801

Total savings and interest bearing demand	3,597	3,762	5,288

Time, certificates of deposit $100,000 or more
Domestic	4,615	5,761	8,263
Foreign	4,529	5,590	9,148
Less than $100,000
Domestic	2,074	3,065	4,945
Foreign	815	1,028	1,617

Total time, certificates of deposit	12,033	15,444	23,973

Total interest expense on deposits	$15,630	$19,206	$29,261

Scheduled maturities of time deposits
Total
(in thousands)
2015	$2,177,266
2016	203,928
2017	76,206
2018	23,481
2019	1,751
Thereafter	60

Total	$2,482,692

Scheduled maturities of time deposits in amounts of $100,000 or more

        Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2014, were as follows:

Due within 3 months or less	$631,083
Due after 3 months and within 6 months	409,400
Due after 6 months and within 12 months	443,860
Due after 12 months	215,795

$1,700,138